UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

       /s/ Angus Milne             London, England        November 13, 2008
       ------------------------   ---------------------  --------------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              9
                                               -------------

Form 13F Information Table Value Total:         5,443,434
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                            Form 13F INFORMATION TABLE


     COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
                                                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED     NONE
-------------------------     ---------------  -----    --------- ---------- ---- ----- ---------   -------- ---- ---------  ------
TRANSALTA CORP                COM            89346D107   390,449  14,521,700  SH         SOLE        N/A          14,521,700
STERLITE INDS INDIA LTD       ADS            859737207   140,788  15,625,779  SH         SOLE        N/A          15,625,779
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH 03938L104    11,604     235,000  SH         SOLE        N/A             235,000
CSX CORP                      COM            126408103   971,182  17,796,998  SH         SOLE        N/A          17,796,998
CME GROUP INC                 COM            12572Q105   749,323   2,016,967  SH         SOLE        N/A           2,016,967
GOOGLE INC                    CL A           38259P508    14,018      35,000  SH         SOLE        N/A              35,000
MASTERCARD INC                CL A           57636Q104 1,054,633   5,947,290  SH         SOLE        N/A           5,947,290
UNION PAC CORP                COM            907818108 1,709,885  24,028,735  SH         SOLE        N/A          24,028,735
VISA INC                      COM CL A       92826C839   401,552   6,541,000  SH         SOLE        N/A           6,541,000

